Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / $ $ / shares	Dec. 31, 2019 USD ($) $ / $ $ / shares	Dec. 31, 2018 USD ($) $ / $ $ / shares	Mar. 24, 2021 $ / shares	Dec. 31, 2020 MXN ($) $ / $ $ / shares	Dec. 31, 2019 MXN ($) $ / $ $ / shares	Dec. 31, 2018 MXN ($) $ / $ $ / shares
Financial risk management
Liability positions net in foreign currencies	$ 77,094
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(369,955)				$ (7,365,333)	$ (7,389,466)	$ (7,078,557)
Assets per segment	$ 913,750				$ 18,191,580	$ 17,276,961	$ 15,590,484
U.S. Dollar
Interbank exchange rate
Exchange rate | $ / shares	19.9087	18.8727	19.6566		19.9087	18.8727	19.6566
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%
Liability positions net in foreign currencies		$ 69,149	$ 53,944
Estimated exchange rate (gain) loss from unfavorable change in exchange rate					$ (150,745)	$ (130,503)	$ (106,035)
Transactions in U.S. dollars
Technical assistance	$ 3,766	7,954	8,781
Insurance	1,039	935	2,227
Purchase of machinery and maintenance	7,065	7,685	9,527
Software	2,152	443	437
Professional services, fees and subscriptions	1,786	702	2,147
Other	4,765	4,303	8,043
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(4,095)	(10,059)	(13,185)
Assets per segment	$ 81,189	$ 79,208	$ 67,129
Interbank exchange rate
Exchange rate	19.9087	18.8727	19.6566	20.5788	19.9087	18.8727	19.6566